Shareholder Fees	Dec. 31, 2025 USD ($)
Overlay Shares Large Cap Equity ETF | Overlay Shares Large Cap Equity ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Overlay Shares Small Cap Equity ETF | Overlay Shares Small Cap Equity ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Overlay Shares Foreign Equity ETF | Overlay Shares Foreign Equity ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Overlay Shares Hedged Large Cap Equity ETF | Overlay Shares Hedged Large Cap Equity ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Overlay Shares Core Bond ETF | Overlay Shares Core Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Overlay Shares Short Term Bond ETF | Overlay Shares Short Term Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Overlay Shares Municipal Bond ETF | Overlay Shares Municipal Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0